Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	400,000,000
Common Stock, Shares, Outstanding	64,626,430
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized
Preferred Stock, Shares Outstanding